Restructurings and impairment charges (Details) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended		13 Months Ended
	Nov. 14, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024	Mar. 06, 2023
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated, period percent	40.00%
Expected cost	$ 1,800
Charges					$ 2,109		$ 1,407
Amounts Paid					2,276		366
Accrued at period end		$ 874			874		1,041
Impairment of property and equipment		0		$ 0	3,418	$ 0
Gain (Loss) on disposition of property plant equipment					47	$ 0	(118)	$ 0
Property and equipment disposals		1,800
Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Gain (Loss) on disposition of property plant equipment		200
Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Charges			$ 400
General and administrative expenses [Member]
Restructuring Cost and Reserve [Line Items]
Charges							200
Gain (Loss) on disposition of property plant equipment		100
Research and development expenses [Member]
Restructuring Cost and Reserve [Line Items]
Charges							1,200
Gain (Loss) on disposition of property plant equipment		300
November 2022 Reductions [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated, period percent	40.00%
Expected cost	$ 1,700
Charges					327		1,407
Amounts Paid					1,058		366
Accrued at period end		310			310		1,041
March2023 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost										$ 1,800
Charges					1,782
Amounts Paid					1,218
Accrued at period end		$ 564			564		$ 0
March2023 Restructuring Plan [Member] | Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated, period percent									70.00%
March2023 Restructuring Plan [Member] | General and administrative expenses [Member]
Restructuring Cost and Reserve [Line Items]
Charges					600
March2023 Restructuring Plan [Member] | Research and development expenses [Member]
Restructuring Cost and Reserve [Line Items]
Charges					$ 1,200